Share-Based Compensation	6 Months Ended
Jun. 30, 2020
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SHARE-BASED COMPENSATION
NOTE 6:-	SHARE-BASED COMPENSATION

a.	On June 11, 2020, the Company's Board of Directors ratified the grant of options to 23 employees to purchase an aggregate 141,400 ADS (5,656,000 Ordinary shares) at an exercise price of $7.28 – $8.076 per ADS. The options were originally approved pursuant to a delegation of authority granted by the Board of Directors to Company management in April 2018 to grant a pool of options with an exercise price of $7.98 and other terms approved by the Board of Directors at the time of delegation.

The total value of the grant was NIS 4,190 ($ 1,209)

On the same day, the Company's Board of Directors approved a grant to an advisor to purchase 72,000 ADS (2,880,000 Ordinary shares) at an exercise price of $18.06 per ADS in three tranches. The first tranche of 32,400 ADS's was vested on May 31,2020, the second tranche of 25,200 ADS will be vested on September 30, 2020 and the third tranche of 14,400 ADS's will be vested on December 31, 2020. The options will be expire four years from the commencement vesting date of each tranche.

The total value of the grant was NIS 2,783 ($ 803)

b.	The fair value of the Company's share options granted to employees, directors and service providers for the six months ended June 2020 was estimated using the binominal option pricing model using the following assumptions:

For the six months ended June 30,
2020

Dividend yield (%)	-
Expected volatility of the share prices (%)	66
Risk-free interest rate (%)	0.7-0.8
Expected life of share options (years)	6-7
Share price (NIS)	(1) 7.05-18

c.	The expense that was recognized for services received from employees, directors and service providers as equity-settled share-based payment is as follows:

	Year ended December 31,	For the three months ended June 30,		For the six months ended June 30,		For the six months ended June 30,
	2019	2019	2020	2019	2020	2020
		N I S				U.S. dollars
	Audited	Unaudited

Research and development	1,907	2,761	1,017	2,761	1,146	331
Marketing, general and administrative	1,777	1,305	2,309	1,363	2,384	688

Total share-based compensation	3,684	4,066	3,326	4,124	3,530	1,019

d.	The following table presents the number of share options, the weighted average exercise prices of share options and changes that were made in the option plan to employees and directors:

	June 30, 2020
	Unaudited
	Number of options	Weighted average exercise price

Outstanding at beginning of year	8,190,000	0.75
Granted	15,434,000	0.92
Exercised	(240,000)	0.69
Forfeited	(395,000)	0.75

Outstanding at end of year	22,989,400	0.86

Exercisable at end of year	9,618,766	0.73

The weighted average remaining contractual life for the share options outstanding as of June 30, 2020 was 6.46 years